Schedule of Investments (unaudited)
July 31, 2026
iShares® Russell 2000 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.1%
iShares Russell 2000 ETF(a)(b)	198,113	$57,690,506
Total Investment Companies (Cost: $48,259,841)		57,690,506
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	90,000	90,000
Total Short-Term Securities — 0.2% (Cost: $90,000)		90,000
Total Investments Before Options Written — 100.3% (Cost: $ 48,349,841)		57,780,506
Options Written — (0.3)% (Premiums Received: $ (825,215))		(178,324)
Total Investments, Net of Options Written — 100.0% (Cost: $47,524,626)		57,602,182
Liabilities in Excess of Other Assets — 0.0%		(54)
Net Assets — 100.0%		$57,602,128

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$640,000	$—	$(550,000)(a)	$—	$—	$90,000	90,000	$21,385	$—
iShares Russell 2000 ETF	30,151,602	33,333,441	(13,452,645)	1,818,507	5,839,601	57,690,506	198,113	328,592	—
				$1,818,507	$5,839,601	$57,780,506		$349,977	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Russell 2000 Index	196	08/21/26	USD	3,035.00	USD	57,454	$(178,324)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Russell 2000 BuyWrite ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$57,690,506	$—	$—	$57,690,506
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$57,780,506	$—	$—	$57,780,506
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(178,324)	$—	$—	$(178,324)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
USD	United States Dollar